Prepayments and deposits (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 0.7	$ 0.5
Prepaid transaction costs	2.9	0.6
Prepaid construction charges	3.6	1.4
Prepaid equipment deposits	87.2	86.1
Prepaid insurance	6.3	4.2
Other prepaids	2.8	2.4
Prepaids and deposits	$ 103.5	$ 95.2